Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2018	May 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes the significant terms of warrants outstanding at August 31, 2018. These warrants were granted as part of financing agreements. This table does not include the special warrants; see Special Warrant section below:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.49	2,317,842	2.81	$0.49	2,317,842	$0.49
0.50	2,736,500	3.48	0.50	2,736,500	0.50
0.60	17,500,000	3.25	0.60	17,500,000	0.60
0.75	1,107,738	2.85	0.75	1,107,738	0.75

	23,662,080	3.22	$0.57	23,662,080	$0.57

The following table summarizes the significant terms of warrants outstanding at May 31, 2018. These warrants were granted as part of financing agreements. This table includes the 205,238 Unit Warrants:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.75	2,825,988	3.33	$0.75	2,825,988	$0.75
0.60	1,875,000	4.96	0.60	1,875,000	0.60
	4,700,988	3.98	0.69	4,700,988	0.69

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Transactions involving warrants are summarized as follows. This table does not include the special warrants; see Special Warrant section below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2018	4,700,988	$0.75
Granted	19,311,092	$0.58
Exercised	(350,000)	$0.75
Cancelled / Expired	-	$-
Warrants outstanding at August 31, 2018	23,662,080	$0.57

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2017	-	$-
Granted	4,700,988	$0.69
Exercised	-	$-
Cancelled / Expired	-	$-
Warrants outstanding at May 31, 2018	4,700,988	$0.69